================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5018

                         SMITH BARNEY INVESTMENT SERIES
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              LARGE CAP CORE FUND

          STYLE PURE SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2004

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]                           LARRY WEISSMAN
                                  PORTFOLIO MANAGER

         Style Pure Series
 [GRAPHIC]


 Semi-Annual Report . April 30, 2004

 SMITH BARNEY
 LARGE CAP CORE FUND

      LARRY WEISSMAN, CFA

      Larry Weissman, CFA, has more than 18 years of securities business experience.

      Education: BS in Economics from Cornell University, MBA in Finance from Columbia University.

      FUND OBJECTIVE

      The fund seeks capital appreciation. It aims to achieve this objective by investing at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments.

      FUND FACTS

      FUND INCEPTION
      -----------------
      April 14, 1987

      MANAGER'S INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      18 Years

What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  4
Statement of Assets and Liabilities...................................  8
Statement of Operations...............................................  9
Statements of Changes in Net Assets................................... 10
Notes to Financial Statements......................................... 11
Financial Highlights.................................................. 16

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,
During the last two months of 2003, domestic economic growth began to show clear signs of improvement and the stock market began to recover from multi-year lows in October 2002 and March 2003, as measured by the S&P 500 Index./i/ Aggressive monetary and fiscal policies finally manifested themselves in the third calendar quarter of 2003, with the best real domestic economic growth (an annualized 8.2%) the U.S. had recorded in almost two decades. The fourth quarter of 2003 and the first quarter of 2004 also showed strong real domestic economic activity with 4.1% and 4.2% growth, respectively.

The consumer, who had held up fairly well during the recession, continued to spend. There was also a resurgence in capital spending by corporations that had cautiously controlled spending during the preceding economic downturn. This practice allowed for dramatic operating leverage in recent months as modest revenue increases were translated into positive earnings surprises. Strong corporate performance sustained positive performance in the equity market during the six months ended April 30.


         1 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report


                             PERFORMANCE SNAPSHOT
                             AS OF APRIL 30, 2004
                           (excluding sales charges)

                                             6 Months
Class A Shares                                 3.18%
S&P 500 Index                                  6.27%
Lipper Large Cap Core Funds Category Average   4.52%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A shares returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class 1 shares returned 3.47%, Class B shares returned 2.75%, and Class C shares returned 3.07% over the six months ended April 30, 2004.

  Effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. On February 2, 2004, initial sales charges on these shares were eliminated.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 1,052 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

In March of 2004, inflation began to show signs of picking up, with the annualized rate of inflation reaching 2.5%, the highest reading since June 2001. We believe this new level of inflation was due to higher energy costs working through the system as well as cost pressures in housing, services and medical care. The Consumer Price Index ("CPI"),/ii/ excluding food and energy, showed inflation at 1.6% for the one year ended April 2004. Currently, the financial markets appear to be discounting a sustainable economic recovery with higher levels of inflation, as reflected in the 100 basis point increase in the 10-year U.S. Treasury Note over the past three months. (100 basis points is equal to one percentage point.)

Performance Review
Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Class A shares of the Smith Barney Large Cap Core Fund, excluding sales charges, returned 3.18%. These shares underperformed the fund's unmanaged benchmark, the S&P 500 Index, which returned 6.27% for the same period. They also underperformed the fund's Lipper large cap core funds category average, which returned 4.52% for the same period./1/

In terms of individual holdings, among the biggest contributors to the fund's performance for the six-month period was its position in Biogen Idec Inc., a biotechnology company that produces the anti-cancer drug, Rituxan. Other primary contributors were Exxon Mobil Corp., an integrated oil and gas company, and Pfizer Inc., the world's largest pharmaceutical company.

On the negative side, detractors from fund performance during the six-month period included Intel Corp., a semiconductor manufacturer, VERITAS Software Corp., a provider of data availability software solutions, and Wyeth, one of the world's largest pharmaceutical and health care products companies.

Special Shareholder Notice
Effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. On February 2, 2004, initial sales charges on these shares were eliminated.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.



/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1,052 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

         2 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 24, 2004




The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Pfizer Inc. (3.70%), Exxon Mobil Corp. (3.50%), Microsoft Corp. (3.50%), General Electric Co. (3.00%), SLM Corp. (2.90%), American Express Co. (2.80%), Intel Corp. (2.80%), Ambac Financial Group, Inc. (2.60%), InterActiveCorp. (2.60%), and Teva Pharmaceuticals Industries Ltd. (2.50%). Please refer to pages 4 through 7 for a complete list and percentage breakdown of the fund's holdings.

RISKS: The fund is subject to certain risks of foreign investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may engage in active and frequent trading, resulting in increased transaction costs, which could detract from the fund's performance. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/ii/The Consumer Price Index measures the average change in U.S. consumer prices over time in a fixed market basket of goods and services determined by the U.S. Bureau of Labor Statistics.

         3 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2004


 SHARES                    SECURITY                      VALUE
------------------------------------------------------------------
COMMON STOCK -- 100.0%
CONSUMER DISCRETIONARY -- 13.9%
Hotels Restaurants & Leisure -- 1.1%
  795,700 Outback Steakhouse, Inc.                    $ 34,955,101
------------------------------------------------------------------
Internet & Catalog Retail -- 2.6%
2,546,600 InterActiveCorp*                              81,160,142
------------------------------------------------------------------
Media -- 4.8%
1,451,890 Comcast Corp., Class A Shares*                43,701,889
  552,900 The News Corp. Ltd., Preferred ADR Shares     18,660,375
2,466,550 Time Warner Inc.*                             41,487,371
1,231,876 Viacom Inc., Class B Shares                   47,612,007
------------------------------------------------------------------
                                                       151,461,642
------------------------------------------------------------------
Multi-Line Retail -- 3.0%
  949,900 Target Corp.                                  41,197,163
  936,000 Wal-Mart Stores, Inc.                         53,352,000
------------------------------------------------------------------
                                                        94,549,163
------------------------------------------------------------------
Specialty Retail -- 2.4%
  370,125 Bed Bath and Beyond Inc.*                     13,739,040
1,142,224 The Home Depot, Inc.                          40,194,863
  853,850 The TJX Cos., Inc.                            20,979,094
------------------------------------------------------------------
                                                        74,912,997
------------------------------------------------------------------
          TOTAL CONSUMER DISCRETIONARY                 437,039,045
------------------------------------------------------------------
CONSUMER STAPLES -- 6.6%
Beverages -- 2.1%
  351,200 The Coca-Cola Co.                             17,760,184
  867,450 PepsiCo, Inc.                                 47,267,350
------------------------------------------------------------------
                                                        65,027,534
------------------------------------------------------------------
Food Products -- 1.4%
1,267,200 Archer-Daniels-Midland Co.                    22,252,032
  537,100 Kellogg Co.                                   23,041,590
------------------------------------------------------------------
                                                        45,293,622
------------------------------------------------------------------
Household Products -- 2.0%
  582,750 The Procter & Gamble Co.                      61,625,812
------------------------------------------------------------------
Personal Products -- 1.1%
  747,750 The Estee Lauder Cos., Inc., Class A Shares   34,179,652
------------------------------------------------------------------
          TOTAL CONSUMER STAPLES                       206,126,620
------------------------------------------------------------------
ENERGY -- 6.6%
Energy Equipment & Services -- 1.9%
1,328,200 Halliburton Co.                               39,580,360
  498,150 Noble Corp.*                                  18,511,254
------------------------------------------------------------------
                                                        58,091,614
------------------------------------------------------------------
Oil & Gas -- 4.7%
2,611,010 Exxon Mobil Corp.                            111,098,476
  400,500 Total S.A., Sponsored ADR                     36,894,060
------------------------------------------------------------------
                                                       147,992,536
------------------------------------------------------------------
          TOTAL ENERGY                                 206,084,150
------------------------------------------------------------------

                      See Notes to Financial Statements.

         4 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004


 SHARES                        SECURITY                         VALUE
-------------------------------------------------------------------------
FINANCIALS -- 20.4%
Banks -- 5.4%
1,345,950 The Bank of New York Co., Inc.                     $ 39,220,983
  604,400 Comerica Inc.                                        31,205,172
  961,950 Fifth Third Bancorp                                  51,618,237
  832,500 Wells Fargo & Co.                                    47,002,950
-------------------------------------------------------------------------
                                                              169,047,342
-------------------------------------------------------------------------
Diversified Financials -- 10.4%
1,774,450 American Express Co.                                 86,859,328
  361,000 The Goldman Sachs Group, Inc.                        34,926,750
  678,600 J.P. Morgan Chase & Co.                              25,515,360
1,766,000 MBNA Corp.                                           43,055,080
  877,850 Merrill Lynch & Co., Inc.                            47,605,806
2,340,700 SLM Corp.                                            89,672,217
-------------------------------------------------------------------------
                                                              327,634,541
-------------------------------------------------------------------------
Insurance -- 4.6%
1,179,150 Ambac Financial Group, Inc.                          81,361,350
  881,225 American International Group, Inc.                   63,139,771
-------------------------------------------------------------------------
                                                              144,501,121
-------------------------------------------------------------------------
          TOTAL FINANCIALS                                    641,183,004
-------------------------------------------------------------------------
HEALTHCARE -- 16.2%
Biotechnology -- 3.5%
  954,890 Amgen, Inc.*                                         53,731,660
  929,775 Biogen Idec Inc.*                                    54,856,725
-------------------------------------------------------------------------
                                                              108,588,385
-------------------------------------------------------------------------
Healthcare Equipment & Supplies -- 1.9%
  729,400 Medtronic, Inc.                                      36,805,524
  314,500 St. Jude Medical, Inc.*                              23,983,770
-------------------------------------------------------------------------
                                                               60,789,294
-------------------------------------------------------------------------
Healthcare Providers & Services -- 0.5%
  196,500 Anthem, Inc.*                                        17,405,970
-------------------------------------------------------------------------
Pharmaceuticals -- 10.3%
  481,800 Johnson & Johnson                                    26,031,654
  749,600 Merck & Co., Inc.                                    35,231,200
3,281,650 Pfizer Inc.                                         117,351,804
1,266,827 Teva Pharmaceutical Industries Ltd., Sponsored ADR   77,985,870
1,724,250 Wyeth                                                65,642,198
-------------------------------------------------------------------------
                                                              322,242,726
-------------------------------------------------------------------------
          TOTAL HEALTHCARE                                    509,026,375
-------------------------------------------------------------------------
INDUSTRIALS -- 12.3%
Aerospace & Defense -- 1.7%
  247,700 General Dynamics Corp.                               23,189,674
  352,750 United Technologies Corp.                            30,428,215
-------------------------------------------------------------------------
                                                               53,617,889
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

         5 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004


 SHARES               SECURITY                VALUE
-------------------------------------------------------
Airlines -- 1.2%
2,530,800  Southwest Airlines Co.          $ 36,139,824
------------------------------------------------------
Commercial Services & Supplies -- 0.6%
  537,600  Paychex, Inc.                     20,041,728
------------------------------------------------------
Industrial Conglomerates -- 5.1%
  359,300  3M Co.                            31,072,264
3,193,170  General Electric Co.              95,635,442
1,245,100  Tyco International Ltd.           34,177,995
------------------------------------------------------
                                            160,885,701
------------------------------------------------------
Machinery -- 2.8%
  451,300  AGCO Corp.*                        8,687,525
  429,500  Danaher Corp.                     39,737,340
  498,900  ITT Industries, Inc.              39,557,781
------------------------------------------------------
                                             87,982,646
------------------------------------------------------
Road & Rail -- 0.9%
  764,850  Canadian National Railway Co.     28,888,385
------------------------------------------------------
           TOTAL INDUSTRIALS                387,556,173
------------------------------------------------------
INFORMATION TECHNOLOGY -- 18.3%
Communications Equipment -- 3.1%
1,349,750  Cisco Systems, Inc.*              28,169,282
  990,000  Juniper Networks, Inc.*           21,661,200
1,320,600  Motorola, Inc.                    24,100,950
1,782,400  Nokia Oyj, Sponsored ADR          24,971,424
------------------------------------------------------
                                             98,902,856
------------------------------------------------------
Computers & Peripherals -- 3.1%
2,181,050  Dell Inc.*                        75,704,246
1,909,950  EMC Corp.*                        21,315,042
------------------------------------------------------
                                             97,019,288
------------------------------------------------------
Electronic Equipment & Instruments -- 1.4%
1,084,800  Agilent Technologies, Inc.*       29,300,448
  888,650  Flextronics International Ltd.*   14,307,265
------------------------------------------------------
                                             43,607,713
------------------------------------------------------
IT Consulting & Services -- 0.2%
  336,300  Accenture Ltd., Class A Shares*    7,993,851
------------------------------------------------------
Semiconductor Equipment & Products -- 2.8%
3,371,232  Intel Corp.                       86,741,799
------------------------------------------------------
Software -- 7.7%
1,312,100  BEA Systems, Inc.*                14,971,061
  124,700  Electronic Arts Inc.*              6,312,314
4,189,640  Microsoft Corp.                  108,804,951
  766,500  SAP AG, Sponsored ADR             28,575,120
2,253,850  Siebel Systems, Inc.*             23,169,578
2,207,848  VERITAS Software Corp.*           58,883,306
------------------------------------------------------
                                            240,716,330
------------------------------------------------------
           TOTAL INFORMATION TECHNOLOGY     574,981,837
------------------------------------------------------

                      See Notes to Financial Statements.

         6 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004


 SHARES              SECURITY                VALUE
-------------------------------------------------------
MATERIALS -- 5.0%
Chemicals -- 1.9%
  586,400 Air Products & Chemicals, Inc. $   29,208,584
  675,000 E.I. du Pont de Nemours & Co.      28,991,250
-------------------------------------------------------
                                             58,199,834
-------------------------------------------------------
Metals & Mining -- 1.8%
1,185,150 Alcoa Inc.                         36,443,362
  528,300 Newmont Mining Corp.               19,758,420
-------------------------------------------------------
                                             56,201,782
-------------------------------------------------------
Paper & Forest Products -- 1.3%
1,012,700 Bowater Inc.                       42,482,765
-------------------------------------------------------
          TOTAL MATERIALS                   156,884,381
-------------------------------------------------------
UTILITIES -- 0.7%
Electric Utilities -- 0.7%
  325,500 Exelon Corp.                       21,788,970
-------------------------------------------------------
          TOTAL INVESTMENTS -- 100.0%
          (Cost -- $2,576,348,979**)     $3,140,670,555
-------------------------------------------------------

* Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

         7 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2004


ASSETS:
  Investments, at value (Cost -- $2,576,348,979)              $3,140,670,555
  Receivable for securities sold                                  59,880,200
  Dividends and interest receivable                                1,737,073
  Receivable for Fund shares sold                                    234,483
----------------------------------------------------------------------------
  Total Assets                                                 3,202,522,311
----------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                51,976,838
  Bank overdraft                                                   4,669,544
  Payable for Fund shares reacquired                               1,630,308
  Management fee payable                                           1,580,149
  Trustees' retirement plan                                          420,752
  Service plan fees payable                                          175,538
  Accrued expenses                                                 2,978,566
----------------------------------------------------------------------------
  Total Liabilities                                               63,431,695
----------------------------------------------------------------------------
Total Net Assets                                              $3,139,090,616
----------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                  $        1,877
  Capital paid in excess of par value                          2,732,744,027
  Undistributed net investment income                                102,729
  Accumulated net realized loss from investment transactions    (158,079,593)
  Net unrealized appreciation of investments                     564,321,576
----------------------------------------------------------------------------
Total Net Assets                                              $3,139,090,616
----------------------------------------------------------------------------
Shares Outstanding:
  Class 1                                                        142,456,823
----------------------------------------------------------------------------
  Class A                                                         25,454,776
----------------------------------------------------------------------------
  Class B                                                         19,426,685
----------------------------------------------------------------------------
  Class C                                                            352,854
----------------------------------------------------------------------------
Net Asset Value:
  Class 1 (and redemption price)                                      $16.90
----------------------------------------------------------------------------
  Class A (and redemption price)                                      $16.54
----------------------------------------------------------------------------
  Class B *                                                           $15.68
----------------------------------------------------------------------------
  Class C *                                                           $16.47
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class 1 (net asset value plus 9.29% of net asset value
   per share)                                                         $18.47
----------------------------------------------------------------------------
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                         $17.41
----------------------------------------------------------------------------

* Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

         8 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2004


INVESTMENT INCOME:
  Dividends                                                   $ 19,161,493
  Interest                                                          76,519
  Less: Foreign withholding tax                                    (73,114)
-------------------------------------------------------------------------
  Total Investment Income                                       19,164,898
-------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                        9,578,105
  Transfer agency services (Note 5)                              6,356,213
  Service plan fees (Note 5)                                     2,127,307
  Shareholder communications (Note 5)                              149,987
  Custody                                                           63,238
  Trustees' fees                                                    54,362
  Audit and legal                                                   42,133
  Registration fees                                                 35,648
  Other                                                             19,684
-------------------------------------------------------------------------
  Total Expenses                                                18,426,677
-------------------------------------------------------------------------
Net Investment Income                                              738,221
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
  Realized Gain From:
   Proceeds from sales                                         809,565,735
   Cost of securities sold                                     664,221,837
-------------------------------------------------------------------------
  Net Realized Gain                                            145,343,898
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
   Beginning of period                                         601,044,405
   End of period                                               564,321,576
-------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                      (36,722,829)
-------------------------------------------------------------------------
Net Gain on Investments                                        108,621,069
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $109,359,290
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

         9 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

                                                        2004            2003
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $      738,221  $    3,633,324
  Net realized gain (loss)                            145,343,898     (22,409,639)
  Increase (decrease) in net unrealized
   appreciation                                       (36,722,829)    450,229,091
----------------------------------------------------------------------------------
  Increase in Net Assets From Operations              109,359,290     431,452,776
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
  Net investment income                                (4,094,419)             --
----------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                        (4,094,419)             --
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                     85,629,564     187,397,917
  Net asset value of shares issued for
   reinvestment of dividends                            4,094,419              --
  Cost of shares reacquired                          (215,800,241)   (409,292,153)
----------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (126,076,258)   (221,894,236)
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     (20,811,387)    209,558,540

NET ASSETS:
  Beginning of period                               3,159,902,003   2,950,343,463
----------------------------------------------------------------------------------
  End of period*                                   $3,139,090,616  $3,159,902,003
----------------------------------------------------------------------------------
* Includes undistributed net investment income of:       $102,729      $3,458,927
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

         10 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Large Cap Core Fund ("Fund"), a separate investment fund of the Smith Barney Investment Series ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended ("1940 Act") as a diversified open-end management investment company. This Trust consists of this Fund and six other separate investment funds: Smith Barney International Fund, SB Growth and Income Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurence, subsequent to the time a value was so established is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and ask prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; ( f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian;
( j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (m) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Also, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current

         11 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund from time to time may also enter into options and/or futures contracts typically to hedge market or currency risk.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager to the Fund. The Fund pays SBFM a management fee, which is calculated daily and paid monthly at an annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets            Annual Rate
-----------------------------------------------
First $1 billion                       0.65%
----------------------------------------------
Next $1 billion                        0.60
----------------------------------------------
Next $1 billion                        0.55
----------------------------------------------
Next $1 billion                        0.50
----------------------------------------------
Over $4 billion                        0.45
----------------------------------------------

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $4,750,923 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

On April 29, 2004, the Fund's Class L shares were renamed as Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

There are maximum initial sales charges of 8.50% and 5.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2004, CGM and its affiliates received sales charges of approximately $2,548,000, $985,000 and $3,000 on sales of the Fund's Class 1, A and C shares, respectively. In addition, CDSCs paid to CGM and its affiliates for the six months ended April 30, 2004 were approximately $336,000 for Class B shares.

For the six months ended April 30, 2004, CGM and its affiliates received brokerage commission of $49,575.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated

         12 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, two other Trustees elected to receive a lump sum payment from this Plan during this period. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the six months ended April 30, 2004, were $48,579. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------
Purchases                           $748,294,054
-----------------------------------------------
Sales                                809,565,735
-----------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized appreciation       $615,854,284
Gross unrealized depreciation        (51,532,708)
------------------------------------------------
Net unrealized appreciation         $564,321,576
------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Class Specific Expenses

Pursuant to a Service Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a service fee with respect to its Class B and C shares calculated at the annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2004, total Service Plan fees, which are accrued daily and paid monthly, were as follows:

                                      Class A   Class B   Class C
-----------------------------------------------------------------
Service Plan Fees                     $537,368 $1,558,720 $31,219
----------------------------------------------------------------

         13 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

For the six months ended April 30,
2004, total Transfer Agency Service
expenses were as follows:
                                     Class 1    Class A    Class B   Class C
----------------------------------------------------------------------------
Transfer Agency Service Expenses    $3,566,420 $1,519,821 $1,265,843 $4,129
---------------------------------------------------------------------------

For the six months ended April 30, 2004, total Shareholder Communication expenses were as follows:
                                     Class 1    Class A    Class B   Class C
----------------------------------------------------------------------------
Shareholder Communication Expenses     $86,035    $35,313    $28,330   $309
---------------------------------------------------------------------------

6. Distributions Paid to Shareholders by Class

                                             Six Months Ended    Year Ended
                                              April 30, 2004  October 31, 2003
------------------------------------------------------------------------------
Class 1
Net investment income                           $4,094,419           --
-----------------------------------------------------------------------------
Total                                           $4,094,419           --
-----------------------------------------------------------------------------

7. Shares of Beneficial Interest

At April 30, 2004, the Fund had five classes of beneficial interest, 1, A, B, C and Y, of which four classes are outstanding, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                                    Six Months Ended              Year Ended
                                     April 30, 2004            October 31, 2003
                               -------------------------  --------------------------
                                 Shares        Amount        Shares        Amount
-------------------------------------------------------------------------------------
Class 1
Shares sold                     2,298,934  $  39,443,003    5,191,779  $  75,863,431
Shares issued on reinvestment     240,001      4,094,419           --             --
Shares reacquired              (8,962,408)  (154,155,881) (19,635,110)  (283,537,780)
------------------------------------------------------------------------------------
Net Decrease                   (6,423,473) $(110,618,459) (14,443,331) $(207,674,349)
------------------------------------------------------------------------------------
Class A
Shares sold                     1,645,559  $  27,493,956    4,762,832  $  68,607,615
Shares reacquired              (2,003,064)   (33,732,541)  (4,237,240)   (60,363,852)
------------------------------------------------------------------------------------
Net Increase (Decrease)          (357,505) $  (6,238,585)     525,592  $   8,243,763
------------------------------------------------------------------------------------
Class B
Shares sold                     1,144,900  $  18,260,969    2,968,621  $  40,777,367
Shares reacquired              (1,682,452)   (26,781,409)  (4,689,891)   (64,100,603)
------------------------------------------------------------------------------------
Net Decrease                     (537,552) $  (8,520,440)  (1,721,270) $ (23,323,236)
------------------------------------------------------------------------------------
Class C*
Shares sold                        25,724  $     431,636      151,984  $   2,149,504
Shares reacquired                 (66,992)    (1,130,410)     (93,791)    (1,289,918)
------------------------------------------------------------------------------------
Net Increase (Decrease)           (41,268) $    (698,774)      58,193  $     859,586
------------------------------------------------------------------------------------

*On April 29, 2004, Class L shares were renamed as Class C shares.

         14 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

8. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

         15 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares                             2004/(1)(2)/   2003/(2)/   2002/(2)/  2001/(2)/  2000/(2)/   1999/(2)/
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $16.36        $14.10      $17.55     $26.52     $24.36      $19.59
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.02          0.06        0.05       0.11       0.07        0.08
 Net realized and unrealized gain (loss)      0.55          2.20       (3.39)     (6.70)      3.74        6.62
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.57          2.26       (3.34)     (6.59)      3.81        6.70
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.03)           --       (0.09)     (0.06)     (0.07)      (0.11)
 Net realized gains                             --            --       (0.01)     (2.32)     (1.58)      (1.82)
 Capital                                        --            --       (0.01)        --         --          --
-----------------------------------------------------------------------------------------------------------
Total Distributions                          (0.03)           --       (0.11)     (2.38)     (1.65)      (1.93)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $16.90        $16.36      $14.10     $17.55     $26.52      $24.36
-----------------------------------------------------------------------------------------------------------
Total Return                                  3.47%++      16.03%     (19.20)%   (26.67)%    16.12%      35.60%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $2,408        $2,435      $2,303     $3,177     $4,691      $4,475
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.90%+        1.00%       0.90%      0.73%      0.70%       0.76%
 Net investment income                        0.29+         0.39        0.31       0.55       0.26        0.34
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         23%           69%         38%        27%        34%         37%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

        16 Smith Barney Large Cap Core Fund. | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares                            2004/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $16.03      $13.93     $17.41     $26.41     $24.29     $19.54
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                (0.03)      (0.06)     (0.10)     (0.01)     (0.02)      0.02
 Net realized and unrealized gain (loss)      0.54        2.16      (3.37)     (6.67)      3.73       6.60
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.51        2.10      (3.47)     (6.68)      3.71       6.62
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --          --         --         --      (0.01)     (0.05)
 Net realized gains                             --          --      (0.01)     (2.32)     (1.58)     (1.82)
-------------------------------------------------------------------------------------------------------
Total Distributions                             --          --      (0.01)     (2.32)     (1.59)     (1.87)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $16.54      $16.03     $13.93     $17.41     $26.41     $24.29
-------------------------------------------------------------------------------------------------------
Total Return                                  3.18%++    15.08%    (19.94)%   (27.12)%    15.69%     35.24%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $421        $414       $352       $425       $510       $344
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.58%+      1.80%      1.80%      1.34%      1.04%      1.01%
 Net investment income (loss)                (0.40)+     (0.42)     (0.59)     (0.06)     (0.07)      0.09
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         23%         69%        38%        27%        34%        37%
-------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

         17 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares                            2004/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $15.26      $13.38     $16.86     $25.81     $23.95     $19.37
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.10)      (0.18)     (0.22)     (0.15)     (0.23)     (0.14)
 Net realized and unrealized gain (loss)      0.52        2.06      (3.25)     (6.48)      3.67       6.54
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.42        1.88      (3.47)     (6.63)      3.44       6.40
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                             --          --      (0.01)     (2.32)     (1.58)     (1.82)
-------------------------------------------------------------------------------------------------------
Total Distributions                             --          --      (0.01)     (2.32)     (1.58)     (1.82)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $15.68      $15.26     $13.38     $16.86     $25.81     $23.95
-------------------------------------------------------------------------------------------------------
Total Return                                  2.75%++    14.05%    (20.59)%   (27.59)%    14.76%     34.31%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $304        $305       $290       $393       $524       $357
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     2.44%+      2.66%      2.59%      2.01%      1.83%      1.76%
 Net investment loss                         (1.25)+     (1.27)     (1.39)     (0.73)     (0.86)     (0.65)
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         23%         69%        38%        27%        34%        37%
-------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

         18 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares/(1)/                                 2004/(2)(3)/ 2003/(3)/ 2002/(3)/ 2001/(3)/  2000/(3)(4)/
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $15.98      $13.87    $17.36    $26.41      $27.33
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                  (0.05)      (0.04)    (0.13)    (0.07)      (0.01)
  Net realized and unrealized gain (loss)               0.54        2.15     (3.35)    (6.66)      (0.91)
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     0.49        2.11     (3.48)    (6.73)      (0.92)
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                      --          --     (0.01)    (2.32)         --
---------------------------------------------------------------------------------------------------------
Total Distributions                                       --          --     (0.01)    (2.32)         --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $16.47      $15.98    $13.87    $17.36      $26.41
---------------------------------------------------------------------------------------------------------
Total Return                                            3.07%++    15.21%   (20.05)%  (27.32)%     (3.37)%++
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                      $6          $6        $5        $5          $0*
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                              1.75%+      1.67%     2.00%     1.65%       1.54%+
  Net investment loss                                  (0.56)+     (0.29)    (0.80)    (0.37)      (0.46)+
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   23%         69%       38%      27 %         34%
---------------------------------------------------------------------------------------------------------

(1) On April 29, 2004, Class L shares were renamed as Class C shares.
(2) For the six months ended April 30, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) For the period September 19, 2000 (inception date) to October 31, 2000.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.
* Amount represents less than $0.5 million.

         19 Smith Barney Large Cap Core Fund | 2004 Semi-Annual Report

                                 SMITH BARNEY
                              LARGE CAP CORE FUND



          TRUSTEES                     INVESTMENT MANAGER
          Elliott J. Berv              Smith Barney Fund
          Donald M. Carlton              Management LLC
          A. Benton Cocanougher
          Mark T. Finn                 DISTRIBUTORS
          R. Jay Gerken, CFA           Citigroup Global Markets Inc.
            Chairman                   PFS Distributors, Inc.
          Stephen Randolph Gross
          Diana R. Harrington          CUSTODIAN
          Susan B. Kerley              State Street Bank and
          Alan G. Merten                 Trust Company
          R. Richardson Pettit
                                       TRANSFER AGENT
          OFFICERS                     Citicorp Trust Bank, fsb.
          R. Jay Gerken, CFA           125 Broad Street, 11th Floor
          President and                New York, New York 10004
          Chief Executive Officer
                                       SUB-TRANSFER AGENTS
          Andrew B. Shoup              PFPC Inc.
          Senior Vice President and    P.O. Box 9699
          Chief Administrative Officer Providence, Rhode Island
                                       02940-9699
          Lawrence B. Weissman, CFA
          Vice President and           Primerica Shareholder Services
          Investment Officer           P.O. Box 9662
                                       Providence, Rhode Island
          Andrew Beagley               02940-9662
          Chief Anti-Money Laundering
          Compliance Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary and
          Chief Legal Officer

   Smith Barney Investment Series


   Smith Barney Large Cap Core Fund
   The Fund is a separate investment fund of the Smith Barney Investment Series, a Massachusetts business trust.





   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.


 This report is submitted for the general information of the shareholders of the Smith Barney Investment Series -- Smith Barney Large Cap Core Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY LARGE CAP CORE FUND
 Smith Barney Mutual Funds
 3120 Breckinridge Boulevard
 Duluth, Georgia 30099-0001

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com


 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02328 6/04                                                            04-6773

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


SMITH BARNEY INVESTMENT SERIES

By:     /s/ R. Jay Gerken
        ------------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   June 30, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        ------------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   June 30, 2004

By:     /s/ Andrew B. Shoup
        ------------------------------
        Andrew B. Shoup
        Chief Administrative Officer of
        Smith Barney Investment Series

Date:   June 30, 2004